Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of Fair Value Adjustments Recognized $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Fair Value Adjustments Recognized [Abstract]
Increase of NovioGendix contingent consideration	$ 16
Increase of Kreos derivative financial instrument (“initial drawdown fee”)	135
Increase of GPS contingent consideration	9,730
Decrease of Innovatus embedded derivative convertible call option	(718)
Exact Sciences 5-Year Warrants	2,153
Total fair value adjustment	$ 11,316